Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Finite-Lived Intangible Assets, Net, Ending Balance	$ 229,609	$ 239,992
Finite-Lived Intangible Asset, Expected Amortization, Year One	53,400
Finite-Lived Intangible Asset, Expected Amortization, Year Two	41,200
Finite-Lived Intangible Asset, Expected Amortization, Year Three	38,400
Finite-Lived Intangible Asset, Expected Amortization, Year Four	34,100
Finite-Lived Intangible Asset, Expected Amortization, Year Five	19,300
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	$ 43,200